American
  Express(R)
Life Insurance

          American Express

          Signature
          Variable
          Universal Life(R)

                                                          2004 Annual Report

[AMERICAN EXPRESS logo]  Issued by: American Enterprise Life Insurance Company

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 40 segregated asset subaccounts of American Enterprise Variable Life Account, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Variable Life Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Variable Life Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 40 segregated asset subaccounts of American Enterprise Variable Life Account, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 31, 2005

--------------------------------------------------------------------------------
1  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                              Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                                                                                     AXP VP
                                                         AXP VP          AXP VP         AXP VP        AXP VP        Hi Yield
December 31, 2004                                       Cash Mgmt       Div Bond      Div Eq Inc        Gro           Bond

Assets

Investments, at value(1),(2)                             $16,932        $79,433        $20,796        $28,136        $26,894

Dividends receivable                                          21            275             --             --            143

Accounts receivable from American Enterprise Life
 for contract purchase payments                               21             31             --             --             --

Receivable for share redemptions                              --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              16,974         79,739         20,796         28,136         27,037
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             14             58             15             19             20

   Contract terminations                                      --             --             --             --             --

Payable for investments purchased                             --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             14             58             15             19             20
===============================================================================================================================
Net assets applicable to Variable Life contracts
 in accumulation period                                   16,960         79,681         20,781         28,117         27,017

Net assets applicable to seed money                           --             --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $16,960        $79,681        $20,781        $28,117        $27,017
===============================================================================================================================
(1) Investment shares                                     16,938          7,461          1,605          4,470          3,938

(2) Investments, at cost                                 $16,932        $75,091        $16,299        $25,804        $24,653
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                        AXP VP         AXP VP        AXP VP          AXP VP        AXP VP
December 31, 2004 (continued)                          Lg Cap Eq       Managed       New Dim     Short Duration  Sm Cap Adv

Assets

Investments, at value(1),(2)                             $8,632        $29,160        $24,530        $6,009        $5,502

Dividends receivable                                         --             --             --            13            --

Accounts receivable from American Enterprise Life
 for contract purchase payments                              --             --             --            --            --

Receivable for share redemptions                             --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              8,632         29,160         24,530         6,022         5,502
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             7             19             18             5             4

   Contract terminations                                     --             --             --            --            --

Payable for investments purchased                            --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             7             19             18             5             4
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                   8,625         29,141         24,512         6,017         5,498

Net assets applicable to seed money                          --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $8,625        $29,141        $24,512        $6,017        $5,498
===============================================================================================================================
(1) Investment shares                                       412          1,932          1,565           585           378

(2) Investments, at cost                                 $8,076        $26,982        $22,948        $6,106        $4,029
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
2  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                               Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                         AIM VI        AIM VI         AIM VI          AB VP        AB VP
                                                        Cap Appr,     Cap Dev,      Premier Eq,    Lg Cap Gro,  Global Tech,
December 31, 2004 (continued)                             Ser I         Ser I          Ser I          Cl B          Cl B

Assets

Investments, at value(1),(2)                             $85,527       $45,190        $68,047        $18,214       $17,884

Dividends receivable                                          --            --             --             --            --

Accounts receivable from American Enterprise Life
 for contract purchase payments                               36            --             --             10            10

Receivable for share redemptions                              66            35             50             14            14
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              85,629        45,225         68,097         18,238        17,908
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             66            35             50             14            14

   Contract terminations                                      --            --             --             --            --

Payable for investments purchased                             36            --             --             10            10
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            102            35             50             24            24
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                   85,527        45,190         68,047         18,214        17,884

Net assets applicable to seed money                           --            --             --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $85,527       $45,190        $68,047        $18,214       $17,884
===============================================================================================================================
(1) Investment shares                                      3,769         3,078          3,195            788         1,186

(2) Investments, at cost                                 $74,002       $34,896        $62,546        $16,163       $15,541
-------------------------------------------------------------------------------------------------------------------------------

                                                                                Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                          AB VP                                    Fid VIP       Fid VIP
                                                       U.S. Govt/    Baron Cap      CS Mid-Cap    Gro & Inc,     Mid Cap,
December 31, 2004 (continued)                          Hi Gr, Cl B   Asset, Ins         Gro         Serv Cl      Serv Cl

Assets

Investments, at value(1),(2)                            $18,274        $27,412        $ 5,815       $40,625      $185,726

Dividends receivable                                         --             --             --            --            --

Accounts receivable from American Enterprise Life
 for contract purchase payments                              --             41             --            --            20

Receivable for share redemptions                             14             21              4            32           141
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                             18,288         27,474          5,819        40,657       185,887
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                            14             21              4            32           141

   Contract terminations                                     --             --             --            --            --

Payable for investments purchased                            --             41             --            --            20
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            14             62              4            32           161
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                  18,274         27,412          5,815        40,625       185,726

Net assets applicable to seed money                          --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $18,274        $27,412        $ 5,815       $40,625      $185,726
===============================================================================================================================
(1) Investment shares                                     1,500          1,013            472         2,937         6,176

(2) Investments, at cost                                $18,322        $19,694        $ 4,518       $36,309      $125,623
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
3  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                               Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                         Fid VIP       FTVIPT         FTVIPT        FTVIPT
                                                        Overseas,    Frank Real    Mutual Shares   Temp For        GS VIT
December 31, 2004 (continued)                            Serv Cl      Est, Cl 2      Sec, Cl 2     Sec, Cl 2       Cap Gro

Assets

Investments, at value(1),(2)                             $62,173       $39,860        $ 7,870        $2,300        $20,680

Dividends receivable                                          --            --             --            --             --

Accounts receivable from American Enterprise Life
 for contract purchase payments                               --            21             --            --             --

Receivable for share redemptions                              45            31              6             2             16
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              62,218        39,912          7,876         2,302         20,696
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             45            31              6             2             16

   Contract terminations                                      --            --             --            --             --

Payable for investments purchased                             --            21             --            --             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             45            52              6             2             16
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                   62,173        39,860          7,870         2,300         20,680

Net assets applicable to seed money                           --            --             --            --             --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $62,173       $39,860        $ 7,870        $2,300        $20,680
===============================================================================================================================
(1) Investment shares                                      3,565         1,307            473           160          1,990

(2) Investments, at cost                                 $54,338       $27,494        $ 6,923        $1,837        $18,599
-------------------------------------------------------------------------------------------------------------------------------

                                                                                Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                        GS VIT                          JPM                       Lazard
                                                          Core         GS VIT       U.S. Lg Cap     Lazard        Retire
December 31, 2004 (continued)                           U.S. Eq        Intl Eq        Core Eq      Retire Eq      Intl Eq

Assets

Investments, at value(1),(2)                             $8,096        $ 3,531        $10,686        $2,705        $  106

Dividends receivable                                         --             --             --            --            --

Accounts receivable from American Enterprise Life
 for contract purchase payments                              --             --             10            --            --

Receivable for share redemptions                              6              3              8             2            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              8,102          3,534         10,704         2,707           106
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             6              3              8             2            --

   Contract terminations                                     --             --             --            --            --
Payable for investments purchased                            --             --             10            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             6              3             18             2            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
 in accumulation period                                   8,096          3,531         10,686         2,705            79

Net assets applicable to seed money                          --             --             --            --            27
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $8,096        $ 3,531        $10,686        $2,705        $  106
===============================================================================================================================
(1) Investment shares                                       652            332            786           252             9

(2) Investments, at cost                                 $6,612        $ 2,901        $ 8,999        $2,251        $  101
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
4  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Assets and Liabilities

                                                                               Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                           MFS          MFS             MFS           Put VT        Put VT
                                                         New Dis,     Research,      Utilities,     Gro & Inc,     Intl Eq,
December 31, 2004 (continued)                            Init Cl       Init Cl        Init Cl         Cl IB         Cl IB
Assets

Investments, at value(1),(2)                             $90,860       $14,980        $74,659        $44,645       $20,770

Dividends receivable                                          --            --             --             --            --

Accounts receivable from American Enterprise Life
 for contract purchase payments                               21            --             10             10            --

Receivable for share redemptions                              70            12             57             35            16
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              90,951        14,992         74,726         44,690        20,786
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             70            12             57             35            16

   Contract terminations                                      --            --             --             --            --

Payable for investments purchased                             21            --             10             10            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             91            12             67             45            16
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
 accumulation period                                      90,860        14,980         74,659         44,645        20,770

Net assets applicable to seed money                           --            --             --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $90,860       $14,980        $74,659        $44,645       $20,770
===============================================================================================================================
(1) Investment shares                                      6,110           979          3,651          1,755         1,412

(2) Investments, at cost                                 $78,112       $13,099        $52,958        $37,455       $16,562
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Segregated Asset Subaccounts
                                                      -------------------------------------------------------------------------
                                                       Put VT Intl                                   Wanger         Wanger
                                                         New Opp,       Royce          Royce          Intl           U.S.
December 31, 2004 (continued)                             Cl IB       Micro-Cap        Sm-Cap        Sm Cap         Sm Co

Assets

Investments, at value(1),(2)                             $29,818       $54,858        $20,619        $18,912       $38,951

Dividends receivable                                          --            --             --             --            --

Accounts receivable from American Enterprise Life
 for contract purchase payments                               --            36             --             --            31

Receivable for share redemptions                              20            42             16             14            29
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                              29,838        54,936         20,635         18,926        39,011
===============================================================================================================================

Liabilities

Payable to American Enterprise Life for:

   Mortality and expense risk fee                             20            42             16             14            29

   Contract terminations                                      --            --             --             --            --

Payable for investments purchased                             --            36             --             --            31
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             20            78             16             14            60
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
 accumulation period                                      29,818        54,858         20,619         18,912        38,951

Net assets applicable to seed money                           --            --             --             --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                         $29,818       $54,858        $20,619        $18,912       $38,951
===============================================================================================================================
(1) Investment shares                                      2,391         4,770          2,291            743         1,242

(2) Investments, at cost                                 $25,951       $45,745        $16,296        $12,497       $29,998
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
5  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Operations

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                                                                                       AXP VP
                                                              AXP VP         AXP VP         AXP VP        AXP VP      Hi Yield
Year ended December 31, 2004                                 Cash Mgmt      Div Bond      Div Eq Inc        Gro          Bond

Investment income

Dividend income                                               $  110         $2,285         $  242        $   38        $1,670

Variable account expenses                                        129            537            135           114           215
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (19)         1,748            107           (76)        1,455
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                         1,197          6,229          1,961           983         1,621

   Cost of investments sold                                    1,197          5,816          1,641           909         1,528
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  --            413            320            74            93

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                   --             (7)         2,347         1,427           901
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    --            406          2,667         1,501           994
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   $  (19)        $2,154         $2,774        $1,425        $2,449
===================================================================================================================================

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
Year ended December 31, 2004 (continued)                     Lg Cap Eq      Managed        New Dim     Short Duration   Sm Cap Adv

Investment income

Dividend income                                               $   44        $   293        $   238        $  137        $   --

Variable account expenses                                         39            125            202            50            41
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    5            168             36            87           (41)
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                           522          1,898          1,995           469           595

   Cost of investments sold                                      516          1,741          1,933           474           447
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   6            157             62            (5)          148

Distributions from capital gains                                  --             --             --             2           230

Net change in unrealized appreciation or depreciation of
 investments                                                     479          1,118            507           (85)          468
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   485          1,275            569           (88)          846
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   $  490        $ 1,443        $   605        $   (1)       $  805
===================================================================================================================================

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              AIM VI          AIM VI         AIM VI        AB VP          AB VP
                                                             Cap Appr,       Cap Dev,      Premier Eq,  Lg Cap Gro,    Global Tech,
Year ended December 31, 2004 (continued)                       Ser I          Ser I          Ser I         Cl B           Cl B

Investment income

Dividend income                                               $   --         $   --         $  307        $   --        $   --

Variable account expenses                                        684            360            442           124           180
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (684)          (360)          (135)         (124)         (180)
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                        11,500          9,390          7,133         4,218         8,583

   Cost of investments sold                                   10,468          7,774          6,706         4,025         8,203
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               1,032          1,616            427           193           380

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation of
 investments                                                   4,361          4,401          2,687         1,389           229
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 5,393          6,017          3,114         1,582           609
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   $4,709         $5,657         $2,979        $1,458        $  429
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Operations

                                                                                  Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               AB VP                                      Fid VIP      Fid VIP
                                                             U.S. Govt/     Baron Cap      CS Mid-Cap    Gro & Inc,    Mid Cap,
Year ended December 31, 2004 (continued)                    Hi Gr, Cl B     Asset, Ins        Gro         Serv Cl      Serv Cl

Investment income

Dividend income                                               $  422         $   --         $   --        $  234       $    --

Variable account expenses                                        150            212             55           289         1,421
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  272           (212)           (55)          (55)       (1,421)
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                         2,632          4,480          2,260         3,028        31,291

   Cost of investments sold                                    2,619          3,570          1,968         2,799        23,780
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  13            910            292           229         7,511

Distributions from capital gains                                 452             --             --            --            --

Net change in unrealized appreciation or depreciation of
 investments                                                    (313)         4,667            328         1,930        28,996
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   152          5,577            620         2,159        36,507
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   $  424         $5,365         $  565        $2,104       $35,086
===================================================================================================================================

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              Fid VIP         FTVIPT        FTVIPT         FTVIPT
                                                             Overseas,      Frank Real   Mutual Shares    Temp For       GS VIT
Year ended December 31, 2004 (continued)                      Serv Cl       Est, Cl 2      Sec, Cl 2      Sec, Cl 2     Cap Gro

Investment income

Dividend income                                               $  144         $  563         $   24          $ 21        $  139

Variable account expenses                                        344            278             34            18           130
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (200)           285            (10)            3             9
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                         2,898          3,581          1,102            94         1,106

   Cost of investments sold                                    2,706          2,763            968            83         1,055
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 192            818            134            11            51

Distributions from capital gains                                  --             42             --            --            --

Net change in unrealized appreciation or depreciation of
 investments                                                   5,124          7,712            596           319         1,567
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 5,316          8,572            730           330         1,618
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    $5,116         $8,857         $  720          $333        $1,627
===================================================================================================================================

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               GS VIT                          JPM                        Lazard
                                                                Core          GS VIT        U.S. Lg Cap    Lazard         Retire
Year ended December 31, 2004 (continued)                       U.S. Eq        Intl Eq        Core Eq      Retire Eq      Intl Eq

Investment income

Dividend income                                                 $ 85           $ 37           $ 69          $ 16           $--

Variable account expenses                                         55             27             84            22             1
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   30             10            (15)           (6)           (1)
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                           366            203            862           499             1

   Cost of investments sold                                      314            183            760           439             1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  52             20            102            60            --

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation of
 investments                                                     881            361            724           205            14
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   933            381            826           265            14
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                     $963           $391           $811          $259           $13
===================================================================================================================================

See accompanying notes to financial statements.

 --------------------------------------------------------------------------------

7  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Operations

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                                MFS           MFS            MFS           Put VT        Put VT
                                                              New Dis,      Research,     Utilities,     Gro & Inc,     Intl Eq,
Year ended December 31, 2004 (continued)                      Init Cl        Init Cl       Init Cl         Cl IB         Cl IB

Investment income

Dividend income                                               $   --         $  130        $   828        $  576        $  259

Variable account expenses                                        734            115            545           348           162
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (734)            15            283           228            97
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                        13,308          1,418          5,882         3,655         1,450

   Cost of investments sold                                   12,368          1,379          4,768         3,235         1,295
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 940             39          1,114           420           155

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation of
 investments                                                   4,571          1,796         14,966         3,436         2,453
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 5,511          1,835         16,080         3,856         2,608
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                   $4,777         $1,850        $16,363        $4,084        $2,705
===================================================================================================================================

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                            Put VT Intl                                   Wanger        Wanger
                                                              New Opp,        Royce         Royce          Intl           U.S.
Year ended December 31, 2004 (continued)                      Cl IB         Micro-Cap       Sm-Cap        Sm Cap         Sm Co

Investment income

Dividend income                                              $   130         $   --         $   --        $  113        $   --

Variable account expenses                                        187            413            149           155           262
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (57)          (413)          (149)          (42)         (262)
===================================================================================================================================

Realized and unrealized gain (loss) on investments -- net

Realized gain (loss) on sales of investments:

   Proceeds from sales                                        32,434          7,631          1,454         5,228         3,070

   Cost of investments sold                                   27,314          6,062          1,200         3,886         2,519
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               5,120          1,569            254         1,342           551

Distributions from capital gains                                  --          3,917          1,017            --            --

Net change in unrealized appreciation or depreciation of
 investments                                                  (2,888)         1,021          2,578         3,110         4,880
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 2,232          6,507          3,849         4,452         5,431
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                  $ 2,175         $6,094         $3,700        $4,410        $5,169
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                                                                                        AXP VP
                                                                 AXP VP         AXP VP         AXP VP       AXP VP     Hi Yield
Year ended December 31, 2004                                    Cash Mgmt      Div Bond      Div Eq Inc       Gro        Bond

Operations

Investment income (loss) -- net                                 $   (19)       $ 1,748        $   107      $   (76)     $ 1,455

Net realized gain (loss) on sales of investments                     --            413            320           74           93

Distributions from capital gains                                     --             --             --           --           --

Net change in unrealized appreciation or depreciation
 of investments                                                      --             (7)         2,347        1,427          901
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                    (19)         2,154          2,774        1,425        2,449
===================================================================================================================================

Contract transactions

Contract purchase payments                                        7,045         34,600          7,504       16,796        5,596

Net transfers(1)                                                    943          1,716            487          113           (9)

Transfers for policy loans                                           --           (984)            --           --           --

Policy charges                                                   (2,405)        (8,816)        (1,587)      (1,321)      (2,295)

Contract terminations:

   Surrender benefits                                              (335)        (1,089)            --           --            5
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,248         25,427          6,404       15,588        3,297
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  11,731         52,100         11,603       11,104       21,271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $16,960        $79,681        $20,781      $28,117      $27,017
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                           11,393         44,988         10,207       22,571       21,101

Contract purchase payments                                        6,854         29,265          6,331       33,070        5,372

Net transfers(1)                                                    912          1,459            415          226           (7)

Transfers for policy loans                                           --           (856)            --           --           --

Policy charges                                                   (2,334)        (7,497)        (1,348)      (2,679)      (2,188)

Contract terminations:

   Surrender benefits                                              (326)          (916)            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 16,499         66,443         15,605       53,188       24,278
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               AXP VP       AXP VP         AXP VP          AXP VP        AXP VP
Year ended December 31, 2004 (continued)                     Lg Cap Eq      Managed        New Dim     Short Duration  Sm Cap Adv

Operations

Investment income (loss) -- net                               $    5        $   168        $    36        $   87        $  (41)

Net realized gain (loss) on sales of investments                   6            157             62            (5)          148

Distributions from capital gains                                  --             --             --             2           230

Net change in unrealized appreciation or depreciation
 of investments                                                  479          1,118            507           (85)          468
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 490          1,443            605            (1)          805
===================================================================================================================================

Contract transactions

Contract purchase payments                                     1,428         17,105          4,793         1,553           908

Net transfers(1)                                               6,299             84            226           177          (132)

Transfers for policy loans                                        --           (694)          (641)           --            --

Policy charges                                                  (404)        (1,100)        (1,938)         (543)         (252)

Contract terminations:

   Surrender benefits                                           (242)            --             --          (107)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 7,081         15,395          2,440         1,080           524
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                1,054         12,303         21,467         4,938         4,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $8,625        $29,141        $24,512        $6,017        $5,498
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                         1,565         13,946         29,697         4,291         3,490

Contract purchase payments                                     2,155         18,384          6,753         1,351           731

Net transfers(1)                                               9,466             81            198           153          (101)

Transfers for policy loans                                        --           (779)          (902)           --            --

Policy charges                                                  (605)        (1,213)        (2,729)         (471)         (202)

Contract terminations:

   Surrender benefits                                           (368)            --             --           (93)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              12,213         30,419         33,017         5,231         3,918
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AB VP         AB VP
                                                             Cap Appr,      Cap Dev,     Premier Eq,    Lg Cap Gro,   Global Tech,
Year ended December 31, 2004 (continued)                       Ser I         Ser I          Ser I          Cl B          Cl B

Operations

Investment income (loss) -- net                              $  (684)       $  (360)       $  (135)      $  (124)      $  (180)

Net realized gain (loss) on sales of investments               1,032          1,616            427           193           380

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                4,361          4,401          2,687         1,389           229
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               4,709          5,657          2,979         1,458           429
===================================================================================================================================

Contract transactions

Contract purchase payments                                    25,667         12,205         27,077         5,381         6,317

Net transfers(1)                                                  57            131            325         3,484        (5,088)

Transfers for policy loans                                    (2,489)          (192)        (1,329)         (906)           --

Policy charges                                                (8,797)        (4,535)        (4,423)       (2,226)       (2,173)

Contract terminations:

   Surrender benefits                                         (4,419)        (5,080)        (1,323)       (1,524)       (1,805)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                10,019          2,529         20,327         4,209        (2,749)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               70,799         37,004         44,741        12,547        20,204
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $85,527        $45,190        $68,047       $18,214       $17,884
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                       106,458         34,428         68,383        22,422        43,463

Contract purchase payments                                    38,886         10,997         41,155         9,631        14,036

Net transfers(1)                                                  27             87            501         6,548       (11,852)

Transfers for policy loans                                    (3,761)          (186)        (2,028)       (1,618)           --

Policy charges                                               (13,345)        (4,096)        (6,820)       (3,982)       (4,824)

Contract terminations:

   Surrender benefits                                         (6,548)        (4,530)        (1,972)       (2,685)       (3,890)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             121,717         36,700         99,219        30,316        36,933
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              AB VP                                      Fid VIP        Fid VIP
                                                           U.S. Govt/      Baron Cap      CS Mid-Cap    Gro & Inc,      Mid Cap,
Year ended December 31, 2004 (continued)                   Hi Gr, Cl B     Asset, Ins        Gro         Serv Cl        Serv Cl

Operations

Investment income (loss) -- net                              $   272        $  (212)       $   (55)      $   (55)      $ (1,421)

Net realized gain (loss) on sales of investments                  13            910            292           229          7,511

Distributions from capital gains                                 452             --             --            --             --

Net change in unrealized appreciation or depreciation
 of investments                                                 (313)         4,667            328         1,930         28,996
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 424          5,365            565         2,104         35,086
===================================================================================================================================

Contract transactions

Contract purchase payments                                     5,912          9,238          2,249         8,758         49,549

Net transfers(1)                                                 248         (1,921)        (1,152)        4,358         (8,679)

Transfers for policy loans                                      (218)          (262)          (784)           --         (3,031)

Policy charges                                                (2,353)        (3,160)          (910)       (2,989)       (17,884)

Contract terminations:

   Surrender benefits                                           (867)        (1,082)            --          (569)       (10,494)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 2,722          2,813           (597)        9,558          9,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               15,128         19,234          5,847        28,963        141,179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $18,274        $27,412        $ 5,815       $40,625       $185,726
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        12,446         15,794          7,102        35,802         89,766

Contract purchase payments                                     4,820          7,051          2,663        10,924         29,821

Net transfers(1)                                                 205         (1,382)        (1,461)        5,554         (5,092)

Transfers for policy loans                                      (179)          (198)          (925)           --         (1,888)

Policy charges                                                (1,917)        (2,410)        (1,079)       (3,698)       (10,745)

Contract terminations:

   Surrender benefits                                           (721)          (770)            --          (673)        (6,357)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              14,654         18,085          6,300        47,909         95,505
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              Fid VIP        FTVIPT          FTVIPT      FTVIPT
                                                             Overseas,     Frank Real    Mutual Shares  Temp For         GS VIT
Year ended December 31, 2004 (continued)                      Serv Cl       Est, Cl 2      Sec, Cl 2    Sec, Cl 2       Cap Gro

Operations

Investment income (loss) -- net                              $  (200)       $   285         $  (10)       $    3       $     9

Net realized gain (loss) on sales of investments                 192            818            134            11            51

Distributions from capital gains                                  --             42             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                5,124          7,712            596           319         1,567
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               5,116          8,857            720           333         1,627
===================================================================================================================================

Contract transactions

Contract purchase payments                                    16,183         12,073            783           273         4,389

Net transfers(1)                                              30,134            188          4,323            --         4,274

Transfers for policy loans                                        --             --             --            --          (278)

Policy charges                                                (2,422)        (3,920)          (275)          (80)       (1,249)

Contract terminations:

   Surrender benefits                                             --         (1,355)          (672)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                43,895          6,986          4,159           193         7,136
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               13,162         24,017          2,991         1,774        11,917
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $62,173        $39,860         $7,870        $2,300       $20,680
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        20,010         14,713          2,421         1,614        16,518

Contract purchase payments                                    22,655          6,777            616           237         6,032

Net transfers(1)                                              45,066            152          3,422            --         6,064

Transfers for policy loans                                        --             --             --            --          (385)

Policy charges                                                (3,655)        (2,201)          (216)          (70)       (1,715)

Contract terminations:

   Surrender benefits                                             --           (745)          (530)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              84,076         18,696          5,713         1,781        26,514
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts
                                                          ------------------------------------------------------------------------
                                                              GS VIT                         JPM                         Lazard
                                                               Core           GS VIT     U.S. Lg Cap      Lazard         Retire
Year ended December 31, 2004 (continued)                      U.S. Eq        Intl Eq       Core Eq       Retire Eq       Intl Eq

Operations

Investment income (loss) -- net                               $   30         $   10        $   (15)       $   (6)         $ (1)

Net realized gain (loss) on sales of investments                  52             20            102            60            --

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                  881            361            724           205            14
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 963            391            811           259            13
===================================================================================================================================

Contract transactions

Contract purchase payments                                     1,878            565          2,719           732            --

Net transfers(1)                                                  --             --             93            --            --

Transfers for policy loans                                        --             --             --            --            --

Policy charges                                                  (311)          (250)        (1,021)         (235)           --

Contract terminations:

   Surrender benefits                                             --             --           (177)         (254)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 1,567            315          1,614           243            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                5,566          2,825          8,261         2,203            93
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $8,096         $3,531        $10,686        $2,705          $106
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                         7,016          3,829         11,366         2,374            90

Contract purchase payments                                     2,318            765          3,678           768            --

Net transfers(1)                                                  --             --            119            --            --

Transfers for policy loans                                        --             --             --            --            --

Policy charges                                                  (375)          (338)        (1,381)         (246)           --

Contract terminations:

   Surrender benefits                                             --             --           (230)         (264)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               8,959          4,256         13,552         2,632            90
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                                MFS            MFS            MFS         Put VT        Put VT
                                                              New Dis,       Research,     Utilities,    Gro & Inc,     Intl Eq,
Year ended December 31, 2004 (continued)                      Init Cl         Init Cl       Init Cl        Cl IB         Cl IB

Operations

Investment income (loss) -- net                              $   (734)       $    15        $   283       $   228       $    97

Net realized gain (loss) on sales of investments                  940             39          1,114           420           155

Distributions from capital gains                                   --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                 4,571          1,796         14,966         3,436         2,453
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                4,777          1,850         16,363         4,084         2,705
===================================================================================================================================

Contract transactions

Contract purchase payments                                     23,745          3,761         16,429        11,414         3,535

Net transfers(1)                                               (1,691)            13           (864)         (253)         (294)

Transfers for policy loans                                     (2,483)          (376)          (206)         (291)         (296)

Policy charges                                                 (8,175)        (1,308)        (6,617)       (4,020)       (1,372)

Contract terminations:

   Surrender benefits                                          (4,481)            --           (324)         (981)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  6,915          2,090          8,418         5,869         1,573
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                79,168         11,040         49,878        34,692        16,492
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 90,860        $14,980        $74,659       $44,645       $20,770
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                         95,324         16,788         65,536        38,225        24,144

Contract purchase payments                                     29,050          5,521         20,092        12,374         5,071

Net transfers(1)                                               (2,275)            17           (975)         (276)         (412)

Transfers for policy loans                                     (3,052)          (571)          (265)         (319)         (437)

Policy charges                                                (10,035)        (1,916)        (8,013)       (4,325)       (1,961)

Contract terminations:

   Surrender benefits                                          (5,375)            --           (333)       (1,007)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              103,637         19,839         76,042        44,672        26,405
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                           Put VT Intl                                    Wanger        Wanger
                                                             New Opp,        Royce           Royce         Intl          U.S.
Year ended December 31, 2004 (continued)                      Cl IB        Micro-Cap        Sm-Cap        Sm Cap        Sm Co

Operations

Investment income (loss) -- net                             $    (57)       $  (413)       $  (149)      $   (42)      $  (262)

Net realized gain (loss) on sales of investments               5,120          1,569            254         1,342           551

Distributions from capital gains                                  --          3,917          1,017            --            --

Net change in unrealized appreciation or depreciation
 of investments                                               (2,888)         1,021          2,578         3,110         4,880
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               2,175          6,094          3,700         4,410         5,169
===================================================================================================================================

Contract transactions

Contract purchase payments                                    17,669         20,035          5,804         4,578        15,879

Net transfers(1)                                             (30,403)         2,194            133        (2,463)           60

Transfers for policy loans                                      (944)          (283)            --          (461)           --

Policy charges                                                (1,511)        (7,596)        (2,127)       (1,775)       (3,203)

Contract terminations:

   Surrender benefits                                             --         (3,488)            --        (1,104)         (845)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (15,189)        10,862          3,810        (1,225)       11,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               42,832         37,902         13,109        15,727        21,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 29,818        $54,858        $20,619       $18,912       $38,951
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        87,234         19,487          6,973        24,423        21,045

Contract purchase payments                                    33,526          9,942          2,855         6,455        14,518

Net transfers(1)                                             (61,746)         1,130             67        (3,389)           66

Transfers for policy loans                                    (1,916)          (138)            --          (672)           --

Policy charges                                                (3,027)        (3,759)        (1,040)       (2,510)       (2,958)

Contract terminations:

   Surrender benefits                                             --         (1,661)            --        (1,567)         (739)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              54,071         25,001          8,855        22,740        31,932
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                                                                                        AXP VP
                                                              AXP VP        AXP VP          AXP VP       AXP VP        Hi Yield
Year ended December 31, 2003                                 Cash Mgmt     Div Bond       Div Eq Inc       Gro           Bond

Operations

Investment income (loss) -- net                              $   (53)       $ 1,199        $    40       $   (62)      $ 1,166

Net realized gain (loss) on sales of investments                  --          1,001             91          (250)         (101)

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                   --           (711)         2,325         1,858         2,563
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 (53)         1,489          2,456         1,546         3,628
===================================================================================================================================

Contract transactions

Contract purchase payments                                     8,208         25,362          8,713         4,167         7,134

Net transfers(1)                                               1,450            295            (30)           78          (391)

Policy charges                                                (2,938)        (9,418)        (1,665)       (1,300)       (2,371)

Contract terminations:

   Surrender benefits                                         (2,372)        (2,365)          (461)         (579)         (247)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 4,348         13,874          6,557         2,366         4,125
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                7,436         36,737          2,590         7,192        13,518
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $11,731        $52,100        $11,603       $11,104       $21,271
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                         7,193         32,846          3,188        17,593        16,638

Contract purchase payments                                     7,953         22,216          9,395         9,511         7,939

Net transfers(1)                                               1,393            241            (28)         (335)         (603)

Policy charges                                                (2,847)        (8,245)        (1,829)       (2,934)       (2,604)

Contract terminations:

   Surrender benefits                                         (2,299)        (2,070)          (519)       (1,264)         (269)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              11,393         44,988         10,207        22,571        21,101
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               AXP VP       AXP VP          AXP VP        AXP VP         AXP VP
Year ended December 31, 2003 (continued)                     Lg Cap Eq      Managed        New Dim    Short Duration   Sm Cap Adv

Operations

Investment income (loss) -- net                               $   (2)       $   134        $   (39)       $   62        $  (29)

Net realized gain (loss) on sales of investments                 (12)            (8)          (557)            2            80

Distributions from capital gains                                  --             --             --            23            --

Net change in unrealized appreciation or depreciation
 of investments                                                  215          1,650          4,270           (60)        1,217
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 201          1,776          3,674            27         1,268
===================================================================================================================================

Contract transactions

Contract purchase payments                                       466          4,159          6,107         2,269         1,087

Net transfers(1)                                                  --            100            (54)           61          (296)

Policy charges                                                  (136)        (1,121)        (2,086)         (581)         (313)

Contract terminations:

   Surrender benefits                                             --             --         (1,061)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   330          3,138          2,906         1,749           478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  523          7,389         14,887         3,162         2,423
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $1,054        $12,303        $21,467        $4,938        $4,169
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit activity

Units outstanding at beginning of year                           994          9,971         25,299         2,764         2,972

Contract purchase payments                                       805          5,263          9,517         1,980         1,117

Net transfers(1)                                                  --            129           (277)           53          (268)

Policy charges                                                  (234)        (1,417)        (3,264)         (506)         (331)

Contract terminations:

   Surrender benefits                                             --             --         (1,578)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               1,565         13,946         29,697         4,291         3,490
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               AIM VI         AIM VI        AIM VI         AB VP         AB VP
                                                              Cap Appr,      Cap Dev,     Premier Eq,   Lg Cap Gro,   Global Tech,
Year ended December 31, 2003 (continued)                       Ser I          Ser I          Ser I         Cl B          Cl B
Operations

Investment income (loss) -- net                              $  (498)       $  (241)       $  (188)      $   (82)      $  (133)

Net realized gain (loss) on sales of investments                (589)           (30)          (689)          (59)         (143)

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                               15,424          8,612          8,571         2,083         5,300
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              14,337          8,341          7,694         1,942         5,024
===================================================================================================================================

Contract transactions

Contract purchase payments                                    32,862         17,290         16,902         6,667         9,218

Net transfers(1)                                              (1,372)            23            349           439          (179)

Policy charges                                                (9,774)        (5,113)        (4,647)       (2,496)       (2,468)

Contract terminations:

   Surrender benefits                                         (3,951)          (993)          (322)          (35)         (555)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                17,765         11,207         12,282         4,575         6,016
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               38,697         17,456         24,765         6,030         9,164
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $70,799        $37,004        $44,741       $12,547       $20,204
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        74,694         21,767         46,946        13,177        28,091

Contract purchase payments                                    58,177         19,440         29,762        13,390        23,560

Net transfers(1)                                              (2,476)            66            283           929          (464)

Policy charges                                               (17,136)        (5,711)        (8,095)       (5,005)       (6,355)

Contract terminations:

   Surrender benefits                                         (6,801)        (1,134)          (513)          (69)       (1,369)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             106,458         34,428         68,383        22,422        43,463
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                             AB VP                                       Fid VIP       Fid VIP
                                                           U.S. Govt/       Baron Cap     CS Mid-Cap   Gro & Inc,      Mid Cap,
Year ended December 31, 2003 (continued)                   Hi Gr, Cl B      Asset, Ins        Gro        Serv Cl       Serv Cl

Operations

Investment income (loss) -- net                              $   258        $  (129)       $   (37)      $    17      $   (661)

Net realized gain (loss) on sales of investments                  99            275             59           (22)        1,215

Distributions from capital gains                                 105             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                 (134)         3,865          1,438         4,749        35,243
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 328          4,011          1,460         4,744        35,797
===================================================================================================================================

Contract transactions

Contract purchase payments                                     7,230         10,866          2,830         8,790        59,814

Net transfers(1)                                                 126          1,625             --            75          (366)

Policy charges                                                (2,474)        (3,410)          (879)       (2,694)      (17,489)

Contract terminations:

   Surrender benefits                                           (591)        (2,530)            --          (226)       (5,726)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 4,291          6,551          1,951         5,945        36,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               10,509          8,672          2,436        18,274        69,149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $15,128        $19,234        $ 5,847       $28,963      $141,179
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                         8,876          9,184          4,206        27,668        60,358

Contract purchase payments                                     6,038         10,707          4,184        12,085        47,883

Net transfers(1)                                                  87          1,452             --            97          (304)

Policy charges                                                (2,064)        (3,312)        (1,288)       (3,754)      (13,963)

Contract terminations:

   Surrender benefits                                           (491)        (2,237)            --          (294)       (4,208)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              12,446         15,794          7,102        35,802        89,766
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                  Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                              Fid VIP        FTVIPT         FTVIPT        FTVIPT
                                                             Overseas,     Frank Real    Mutual Shares   Temp For      GS VIT
Year ended December 31, 2003 (continued)                      Serv Cl      Est, Cl 2       Sec, Cl 2     Sec, Cl 2     Cap Gro
Operations

Investment income (loss) -- net                              $   (30)       $   287         $    2        $   11       $   (52)

Net realized gain (loss) on sales of investments                  20            537             (9)          (28)          (68)

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                3,359          4,806            531           421         2,027
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               3,349          5,630            524           404         1,907
===================================================================================================================================

Contract transactions

Contract purchase payments                                     2,774         14,261          1,030           322         4,516

Net transfers(1)                                               3,301           (619)            32            35            --

Policy charges                                                  (863)        (4,269)          (399)          (77)       (1,205)

Contract terminations:

   Surrender benefits                                           (760)        (2,979)           (87)          (60)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 4,452          6,394            576           220         3,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                5,361         11,993          1,891         1,150         6,699
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $13,162        $24,017         $2,991        $1,774       $11,917
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        11,575          9,882          1,904         1,371        11,387

Contract purchase payments                                     5,636         10,356            954           357         7,026

Net transfers(1)                                               5,826           (392)            20            50            --

Policy charges                                                (1,690)        (3,134)          (375)          (86)       (1,895)

Contract terminations:

   Surrender benefits                                         (1,337)        (1,999)           (82)          (78)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              20,010         14,713          2,421         1,614        16,518
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               GS VIT                        JPM                         Lazard
                                                               Core           GS VIT     U.S. Lg Cap      Lazard         Retire
Year ended December 31, 2003 (continued)                      U.S. Eq        Intl Eq       Core Eq       Retire Eq       Intl Eq
Operations

Investment income (loss) -- net                               $    4         $   78        $   (17)       $   (3)          $--

Net realized gain (loss) on sales of investments                  (8)           (31)          (242)           12            --

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                                  955            642          1,872           392            19
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                                 951            689          1,613           401            19
===================================================================================================================================

Contract transactions

Contract purchase payments                                     1,884            630          4,129           988            20

Net transfers(1)                                                  --             --             55            --            (1)

Policy charges                                                  (275)          (231)        (1,208)         (287)           --

Contract terminations:

   Surrender benefits                                             --            (63)        (2,171)         (227)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 1,609            336            805           474            19
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                3,006          1,800          5,843         1,328            55
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $5,566         $2,825        $ 8,261        $2,203           $93
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                         4,860          3,276         10,212         1,759            90

Contract purchase payments                                     2,563          1,063          6,727         1,230            --

Net transfers(1)                                                  --             --           (309)           --            --

Policy charges                                                  (407)          (388)        (1,955)         (356)           --

Contract terminations:

   Surrender benefits                                             --           (122)        (3,309)         (259)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               7,016          3,829         11,366         2,374            90
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                   Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                               MFS             MFS           MFS         Put VT         Put VT
                                                             New Dis,       Research,     Utilities,    Gro & Inc,     Intl Eq,
Year ended December 31, 2003 (continued)                     Init Cl         Init Cl       Init Cl        Cl IB         Cl IB

Operations

Investment income (loss) -- net                             $   (568)       $   (24)       $   472       $   183       $   (20)

Net realized gain (loss) on sales of investments                (433)          (203)          (147)         (527)         (821)

Distributions from capital gains                                  --             --             --            --            --

Net change in unrealized appreciation or depreciation
 of investments                                               19,214          2,130         11,366         6,580         3,750
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              18,213          1,903         11,691         6,236         2,909
===================================================================================================================================

Contract transactions

Contract purchase payments                                    32,229          3,896         20,460        12,824         3,761

Net transfers(1)                                              (3,375)             4           (221)        2,057         1,227

Policy charges                                                (9,301)        (1,291)        (6,172)       (4,220)       (1,345)

Contract terminations:

   Surrender benefits                                         (2,660)          (295)        (2,759)       (3,093)         (284)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                16,893          2,314         11,308         7,568         3,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               44,062          6,823         26,879        20,888        10,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 79,168        $11,040        $49,878       $34,692       $16,492
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        70,253         12,823         47,598        29,040        19,055

Contract purchase payments                                    46,304          6,691         32,320        18,321         8,361

Net transfers(1)                                              (4,463)             7           (581)           40          (423)

Policy charges                                               (13,218)        (2,245)        (9,638)       (5,455)       (2,373)

Contract terminations:

   Surrender benefits                                         (3,552)          (488)        (4,163)       (3,721)         (476)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              95,324         16,788         65,536        38,225        24,144
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed acount.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Statements of Changes in Net Assets

                                                                                    Segregated Asset Subaccounts
                                                          -------------------------------------------------------------------------
                                                           Put VT Intl                                    Wanger         Wanger
                                                             New Opp,        Royce           Royce         Intl           U.S.
Year ended December 31, 2003 (continued)                      Cl IB        Micro-Cap        Sm-Cap        Sm Cap         Sm Co

Operations

Investment income (loss) -- net                              $  (215)       $  (257)       $   (94)      $   (72)      $  (112)

Net realized gain (loss) on sales of investments                (518)           991            253          (112)          339

Distributions from capital gains                                  --          1,429            728            --            --

Net change in unrealized appreciation or depreciation
 of investments                                               10,669         10,054          2,802         4,917         4,374
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                               9,936         12,217          3,689         4,733         4,601
===================================================================================================================================

Contract transactions

Contract purchase payments                                     5,154         22,484          5,126         5,481        16,116

Net transfers(1)                                                 355         (1,186)           (27)         (146)          598

Policy charges                                                (2,979)        (8,020)        (1,909)       (1,733)       (3,242)

Contract terminations:

   Surrender benefits                                         (1,067)        (4,984)        (1,809)       (1,550)       (1,325)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 1,463          8,294          1,381         2,052        12,147
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               31,433         17,391          8,039         8,942         5,143
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $42,832        $37,902        $13,109       $15,727       $21,891
===================================================================================================================================

Accumulation unit activity

Units outstanding at beginning of year                        84,503         13,220          5,971        20,490         7,019

Contract purchase payments                                    14,099         15,234          3,438        11,100        18,647

Net transfers(1)                                              (1,428)          (754)           (29)         (274)          562

Policy charges                                                (7,451)        (5,350)        (1,320)       (3,491)       (3,808)

Contract terminations:

   Surrender benefits                                         (2,489)        (2,863)        (1,087)       (3,402)       (1,375)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              87,234         19,487          6,973        24,423        21,045
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Life Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for American Express Signature Variable Universal Life(R) policies issued by American Enterprise Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

Subaccount                    Former Subaccount            Fund
-----------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                  VPCMG                    AXP(R) Variable Portfolio - Cash Management Fund

AXP VP Div Bond                   VPBND                    AXP(R) Variable Portfolio - Diversified Bond Fund

AXP VP Div Eq Inc                 VPDEI                    AXP(R) Variable Portfolio - Diversified Equity Income Fund

AXP VP Gro                        VPGRO                    AXP(R) Variable Portfolio - Growth Fund

AXP VP Hi Yield Bond              VPEXI                    AXP(R) Variable Portfolio - High Yield Bond Fund

AXP VP Lg Cap Eq                  VPCPR                    AXP(R) Variable Portfolio - Large Cap Equity Fund(1)
                                                             (previously AXP(R) Variable Portfolio - Capital Resource Fund)

AXP VP Managed                    VPMGD                    AXP(R) Variable Portfolio - Managed Fund

AXP VP New Dim                    VPNDM                    AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP VP Short Duration             VPFIF                    AXP(R) Variable Portfolio - Short Duration U.S. Government Fund

AXP VP Sm Cap Adv                 VPSCA                    AXP(R) Variable Portfolio - Small Cap Advantage Fund

AIM VI Cap Appr, Ser I            VACAP                    AIM V.I. Capital Appreciation Fund, Series I Shares

AIM VI Cap Dev, Ser I             VACDV                    AIM V.I. Capital Development Fund, Series I Shares

AIM VI Premier Eq, Ser I          VAVAL                    AIM V.I. Premier Equity Fund, Series I Shares

AB VP Lg Cap Gro, Cl B            VAPGR                    AllianceBernstein VP Large Cap Growth Portfolio (Class B)
                                                             (previously AllianceBernstein VP Premier Growth Portfolio (Class B))

AB VP Global Tech, Cl B           VATEC                    AllianceBernstein VP Global Technology Portfolio (Class B)
                                                             (previously AllianceBernstein VP Technology Portfolio (Class B))

AB VP U.S. Govt/Hi Gr, Cl B       VAUGH                    AllianceBernstein VP U.S. Government/High Grade Securities
                                                             Portfolio (Class B)

Baron Cap Asset, Ins              VBCAS                    Baron Capital Asset Fund - Insurance Shares

CS Mid-Cap Gro                    VWTEG                    Credit Suisse Trust - Mid-Cap Growth Portfolio

Fid VIP Gro & Inc, Serv Cl        VFGRI                    Fidelity(R) VIP Growth & Income Portfolio Service Class

Fid VIP Mid Cap, Serv Cl          VFMDC                    Fidelity(R) VIP Mid Cap Portfolio Service Class

Fid VIP Overseas, Serv Cl         VFOVS                    Fidelity(R) VIP Overseas Portfolio Service Class

FTVIPT Frank Real Est, Cl 2       VFRES                    FTVIPT Franklin Real Estate Fund - Class 2

FTVIPT Mutual Shares Sec, Cl 2    VFMSS                    FTVIPT Mutual Shares Securities Fund - Class 2

FTVIPT Temp For Sec, Cl 2         VILSE                    FTVIPT Templeton Foreign Securities Fund - Class 2

GS VIT Cap Gro                    VGCPG                    Goldman Sachs VIT Capital Growth Fund

GS VIT Core U.S. Eq               VGCUS                    Goldman Sachs VIT CORESM U.S. Equity Fund

GS VIT Intl Eq                    VGINE                    Goldman Sachs VIT International Equity Fund

JPM U.S. Lg Cap Core Eq           VJUDE                    JPMorgan U.S. Large Cap Core Equity Portfolio

Lazard Retire Eq                  VLREQ                    Lazard Retirement Equity Portfolio

Lazard Retire Intl Eq             VLRIE                    Lazard Retirement International Equity Portfolio

MFS New Dis, Init Cl              VMNDS                    MFS(R) New Discovery Series - Initial Class

MFS Research, Init Cl             VMRES                    MFS(R) Research Series - Initial Class

MFS Utilities, Init Cl            VMUTS                    MFS(R) Utilities Series - Initial Class

Put VT Gro & Inc, Cl IB           VPGRI                    Putnam VT Growth and Income Fund - Class IB Shares

Put VT Intl Eq, Cl IB             VPIGR                    Putnam VT International Equity Fund - Class IB Shares

Put VT Intl New Opp, Cl IB        VPINO                    Putnam VT International New Opportunities Fund - Class IB Shares

Royce Micro-Cap                   VRMCC                    Royce Micro-Cap Portfolio

Royce Sm-Cap                      VRPRM                    Royce Small-Cap Portfolio

Wanger Intl Sm Cap                VWISC                    Wanger International Small Cap

Wanger U.S. Sm Co                 VWUSC                    Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------

(1)AXP(R) Variable Portfolio - Blue Chip Advantage Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on
   July 9, 2004.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the policies that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC.

--------------------------------------------------------------------------------
25  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

AEFC is the parent company of IDS Life. IDS Life is the parent company of American Enterprise Life.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of American Enterprise Life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. American Enterprise Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which American Enterprise Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

An administrative charge is deducted each month to reimburse American Enterprise Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

American Enterprise Life deducts a premium expense charge of 3% from each premium payment. It partially compensates American Enterprise Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates American Enterprise Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month American Enterprise Life deducts charges for any optional insurance benefits added to the policy by rider.

Additional information can be found in the product's prospectus.

5. SURRENDER CHARGES

American Enterprise Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by American Enterprise Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,906,038 in 2004 and $2,311,809 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by American Enterprise Life.

--------------------------------------------------------------------------------
26  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of American Enterprise Life, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                                                         Percentage range
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                             0.510% to 0.440%

AXP(R) Variable Portfolio - Diversified Bond Fund                                                            0.610% to 0.535%

AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                   0.560% to 0.470%

AXP(R) Variable Portfolio - Growth Fund                                                                      0.630% to 0.570%

AXP(R) Variable Portfolio - High Yield Bond Fund                                                             0.620% to 0.545%

AXP(R) Variable Portfolio - Large Cap Equity Fund                                                            0.630% to 0.570%

AXP(R) Variable Portfolio - Managed Fund                                                                     0.630% to 0.550%

AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                           0.630% to 0.570%

AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                              0.610% to 0.535%

AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                         0.790% to 0.650%
-----------------------------------------------------------------------------------------------------------------------------------

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund

AXP(R) Variable Portfolio - Growth Fund

AXP(R) Variable Portfolio - Large Cap Equity Fund

AXP(R) Variable Portfolio - Managed Fund

AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP(R) Variable Portfolio - Small Cap Advantage Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of American Enterprise Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

Fund                                                                                                         Percentage range
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                                              0.030% to 0.020%

AXP(R) Variable Portfolio - Diversified Bond Fund                                                             0.050% to 0.025%

AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                    0.040% to 0.020%

AXP(R) Variable Portfolio - Growth Fund                                                                       0.050% to 0.030%

AXP(R) Variable Portfolio - High Yield Bond Fund                                                              0.050% to 0.025%

AXP(R) Variable Portfolio - Large Cap Equity Fund                                                             0.050% to 0.030%

AXP(R) Variable Portfolio - Managed Fund                                                                      0.040% to 0.020%

AXP(R) Variable Portfolio - New Dimensions Fund(R)                                                            0.050% to 0.030%

AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                               0.050% to 0.025%

AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                          0.060% to 0.035%
-----------------------------------------------------------------------------------------------------------------------------------

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of American Enterprise Life.

--------------------------------------------------------------------------------
27  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

Subaccount                       Fund                                                                                Purchases
-----------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                 AXP(R) Variable Portfolio - Cash Management Fund                                     $ 6,414

AXP VP Div Bond                  AXP(R) Variable Portfolio - Diversified Bond Fund                                     33,308

AXP VP Div Eq Inc                AXP(R) Variable Portfolio - Diversified Equity Income Fund                             8,478

AXP VP Gro                       AXP(R) Variable Portfolio - Growth Fund                                               16,505

AXP VP Hi Yield Bond             AXP(R) Variable Portfolio - High Yield Bond Fund                                       6,369

AXP VP Lg Cap Eq                 AXP(R) Variable Portfolio - Large Cap Equity Fund                                      7,614

AXP VP Managed                   AXP(R) Variable Portfolio - Managed Fund                                              17,470

AXP VP New Dim                   AXP(R) Variable Portfolio - New Dimensions Fund (R)                                    4,390

AXP VP Short Duration            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                        1,636

AXP VP Sm Cap Adv                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   1,309

AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares                                   20,835

AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                                    11,523

AIM VI Premier Eq, Ser I         AIM V.I. Premier Equity Fund, Series I Shares                                         27,325

AB VP Lg Cap Gro, Cl B           AllianceBernstein VP Large Cap Growth Portfolio (Class B)                              8,303

AB VP Global Tech, Cl B          AllianceBernstein VP Global Technology Portfolio (Class B)                             5,654

AB VP U.S. Govt/Hi Gr, Cl B      AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)         6,078

Baron Cap Asset, Ins             Baron Capital Asset Fund - Insurance Shares                                            7,081

CS Mid-Cap Gro                   Credit Suisse Trust - Mid-Cap Growth Portfolio                                         1,608

Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class                               12,531

Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                                       39,331

Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                                      46,593

FTVIPT Frank Real Est, Cl 2      FTVIPT Franklin Real Estate Fund - Class 2                                            10,894

FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                                         5,260

FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                                       290

GS VIT Cap Gro                   Goldman Sachs VIT Capital Growth Fund                                                  8,251

GS VIT Core U.S. Eq              Goldman Sachs VIT CORESM U.S. Equity Fund                                              1,963

GS VIT Intl Eq                   Goldman Sachs VIT International Equity Fund                                              528

JPM U.S. Lg Cap Core Eq          JPMorgan U.S. Large Cap Core Equity Portfolio                                          2,461

Lazard Retire Eq                 Lazard Retirement Equity Portfolio                                                       736

Lazard Retire Intl Eq            Lazard Retirement International Equity Portfolio                                          --

MFS New Dis, Init Cl             MFS(R) New Discovery Series - Initial Class                                           19,489

MFS Research, Init Cl            MFS(R) Research Series - Initial Class                                                 3,523

MFS Utilities, Init Cl           MFS(R) Utilities Series - Initial Class                                               14,583

Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares                                     9,752

Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares                                  3,120

Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities Fund - Class IB Shares                      17,188

Royce Micro-Cap                  Royce Micro-Cap Portfolio                                                             21,997

Royce Sm-Cap                     Royce Small-Cap Portfolio                                                              6,132

Wanger Intl Sm Cap               Wanger International Small Cap                                                         3,961

Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                                                         14,699
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                               AXP VP        AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
                                              Cash Mgmt     Div Bond      Div Eq Inc        Gro       Hi Yield Bond    Lg Cap Eq
                                           ----------------------------------------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                $1.03         $1.07          $1.01          $0.56         $0.88          $0.68
At Dec. 31, 2002                                $1.03         $1.12          $0.81          $0.41         $0.81          $0.53
At Dec. 31, 2003                                $1.03         $1.16          $1.14          $0.49         $1.01          $0.67
At Dec. 31, 2004                                $1.03         $1.20          $1.33          $0.53         $1.11          $0.71
-----------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                    2            10             --              5             8             --
At Dec. 31, 2002                                    7            33              3             18            17              1
At Dec. 31, 2003                                   11            45             10             23            21              2
At Dec. 31, 2004                                   16            66             16             53            24             12
-----------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                   $2           $10             --             $3            $7             --
At Dec. 31, 2002                                   $7           $37             $3             $7           $14             $1
At Dec. 31, 2003                                  $12           $52            $12            $11           $21             $1
At Dec. 31, 2004                                  $17           $80            $21            $28           $27             $9
-----------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                2.70%         6.30%          1.19%            --         10.74%          0.35%
For the year ended Dec. 31, 2002                1.11%         5.15%          1.94%          0.13%         7.66%          0.68%
For the year ended Dec. 31, 2003                0.53%         3.56%          1.56%          0.22%         7.64%          0.62%
For the year ended Dec. 31, 2004                0.77%         3.83%          1.62%          0.30%         6.99%          1.03%
-----------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001                3.00%         7.00%          1.00%        (31.71%)        4.76%        (19.05%)
For the year ended Dec. 31, 2002                0.00%         4.67%        (19.80%)       (26.79%)       (7.95%)       (22.06%)
For the year ended Dec. 31, 2003                0.00%         3.57%         40.74%         19.51%        24.69%         26.42%
For the year ended Dec. 31, 2004               (0.16%)        3.55%         17.15%          7.46%        10.40%          4.94%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
29  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

                                               AXP VP        AXP VP         AXP VP         AXP VP         AIM VI          AIM VI
                                               Managed       New Dim    Short Duration   Sm Cap Adv  Cap Appr, Ser I  Cap Dev, Ser I
                                           -----------------------------------------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                $0.86         $0.76          $1.09          $0.99         $0.69          $1.03
At Dec. 31, 2002                                $0.74         $0.59          $1.14          $0.82         $0.52          $0.80
At Dec. 31, 2003                                $0.88         $0.72          $1.15          $1.19         $0.66          $1.07
At Dec. 31, 2004                                $0.96         $0.74          $1.15          $1.40         $0.70          $1.23
------------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                    3            16              1              2            30              8
At Dec. 31, 2002                                   10            25              3              3            75             22
At Dec. 31, 2003                                   14            30              4              3           106             34
At Dec. 31, 2004                                   30            33              5              4           122             37
------------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                   $3           $12             $1             $2           $21             $9
At Dec. 31, 2002                                   $7           $15             $3             $2           $39            $17
At Dec. 31, 2003                                  $12           $21             $5             $4           $71            $37
At Dec. 31, 2004                                  $29           $25             $6             $5           $86            $45
------------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                2.54%         0.34%          4.41%             --            --             --
For the year ended Dec. 31, 2002                2.83%         0.52%          2.90%             --            --             --
For the year ended Dec. 31, 2003                2.30%         0.68%          2.30%             --            --             --
For the year ended Dec. 31, 2004                2.11%         1.06%          2.44%             --            --             --
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
------------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001              (11.34%)      (17.39%)         5.83%         (7.48%)      (24.18%)        (8.85%)
For the year ended Dec. 31, 2002              (13.95%)      (22.37%)         4.59%        (17.17%)      (24.64%)       (22.33%)
For the year ended Dec. 31, 2003               18.92%        22.03%          0.88%         45.12%        26.92%         33.75%
For the year ended Dec. 31, 2004                8.62%         2.35%         (0.05%)        17.48%         5.67%         14.46%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
30  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

                                                                                            AB VP
                                            AIM VI Premier  AB VP Lg Cap  AB VP Global    U.S. Govt/    Baron Cap     CS Mid-Cap
                                              Eq, Ser I      Gro, Cl B     Tech, Cl B    Hi Gr, Cl B    Asset, Ins        Gro
                                           ----------------------------------------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                $0.76         $0.67          $0.57          $1.11         $1.11          $0.83
At Dec. 31, 2002                                $0.53         $0.46          $0.33          $1.18         $0.94          $0.58
At Dec. 31, 2003                                $0.65         $0.56          $0.46          $1.22         $1.22          $0.82
At Dec. 31, 2004                                $0.69         $0.60          $0.48          $1.25         $1.51          $0.92
-----------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                   17             5             10              2             2              2
At Dec. 31, 2002                                   47            13             28              9             9              4
At Dec. 31, 2003                                   68            22             43             12            16              7
At Dec. 31, 2004                                   99            30             37             15            18              6
-----------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                  $13            $4             $6             $2            $2             $1
At Dec. 31, 2002                                  $25            $6             $9            $11            $9             $2
At Dec. 31, 2003                                  $45           $13            $20            $15           $19             $6
At Dec. 31, 2004                                  $68           $18            $18            $18           $27             $6
-----------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                0.33%            --             --          3.23%            --             --
For the year ended Dec. 31, 2002                0.55%            --             --          2.73%            --             --
For the year ended Dec. 31, 2003                0.36%            --             --          2.86%            --             --
For the year ended Dec. 31, 2004                0.63%            --             --          2.53%            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001              (13.64%)      (18.29%)       (25.00%)         6.73%        11.00%        (17.00%)
For the year ended Dec. 31, 2002              (30.26%)      (31.34%)       (42.11%)         6.31%       (15.32%)       (30.12%)
For the year ended Dec. 31, 2003               22.64%        21.74%         39.39%          3.39%        29.79%         41.38%
For the year ended Dec. 31, 2004                4.82%         7.37%          4.14%          2.59%        24.51%         12.11%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
31  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

                                                                            Fid VIP     FTVIPT Frank  FTVIPT Mutual   FTVIPT Temp
                                           Fid VIP Gro &   Fid VIP Mid     Overseas,      Real Est,    Shares Sec,      For Sec,
                                            Inc, Serv Cl   Cap, Serv Cl     Serv Cl         Cl 2          Cl 2          Cl 2(4)
                                           ----------------------------------------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                $0.80         $1.28          $0.59          $1.20         $1.14             --
At Dec. 31, 2002                                $0.66         $1.15          $0.46          $1.21         $1.00          $0.84
At Dec. 31, 2003                                $0.81         $1.57          $0.66          $1.63         $1.24          $1.10
At Dec. 31, 2004                                $0.85         $1.94          $0.74          $2.13         $1.38          $1.29
-----------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                   15            27              3              3             1             --
At Dec. 31, 2002                                   28            60             12             10             2              1
At Dec. 31, 2003                                   36            90             20             15             2              2
At Dec. 31, 2004                                   48            96             84             19             6              2
-----------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                  $12           $34             $2             $3            $1             --
At Dec. 31, 2002                                  $18           $69             $5            $12            $2             $1
At Dec. 31, 2003                                  $29          $141            $13            $24            $3             $2
At Dec. 31, 2004                                  $41          $186            $62            $40            $8             $2
-----------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                0.20%            --          0.48%          3.27%         0.33%             --
For the year ended Dec. 31, 2002                0.94%         0.59%          0.46%          2.67%         0.80%          2.40%
For the year ended Dec. 31, 2003                0.98%         0.25%          0.55%          2.51%         1.02%          1.72%
For the year ended Dec. 31, 2004                0.73%            --          0.38%          1.86%         0.63%          1.06%
-----------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                0.90%         0.90%          0.90%          0.90%         0.90%             --
For the year ended Dec. 31, 2002                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001              (10.11%)       (4.48%)       (21.33%)         7.14%         6.54%             --
For the year ended Dec. 31, 2002              (17.50%)      (10.16%)       (22.03%)         0.83%       (12.28%)       (16.00%)
For the year ended Dec. 31, 2003               22.73%        36.52%         43.48%         34.71%        24.00%         30.95%
For the year ended Dec. 31, 2004                4.81%        23.65%         12.46%         30.62%        11.62%         17.47%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

                                               GS VIT        GS VIT         GS VIT        JPM U.S.       Lazard         Lazard
                                               Cap Gro    Core U.S. Eq      Intl Eq    Lg Cap Core Eq   Retire Eq   Retire Intl Eq
                                           ----------------------------------------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                $0.78         $0.80          $0.68          $0.77         $0.91          $0.69
At Dec. 31, 2002                                $0.59         $0.62          $0.55          $0.57         $0.75          $0.61
At Dec. 31, 2003                                $0.72         $0.79          $0.74          $0.73         $0.93          $0.77
At Dec. 31, 2004                                $0.78         $0.90          $0.83          $0.79         $1.03          $0.88
-----------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                    8             2              3              3             1             --
At Dec. 31, 2002                                   11             5              3             10             2             --
At Dec. 31, 2003                                   17             7              4             11             2             --
At Dec. 31, 2004                                   27             9              4             14             3             --
-----------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                   $6            $2             $2             $3            $1             --
At Dec. 31, 2002                                   $7            $3             $2             $6            $1             --
At Dec. 31, 2003                                  $12            $6             $3             $8            $2             --
At Dec. 31, 2004                                  $21            $8             $4            $11            $3             --
-----------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                0.34%         2.50%          3.04%          1.28%         1.19%             --
For the year ended Dec. 31, 2002                0.22%         1.07%          1.23%          0.04%         0.07%          0.08%
For the year ended Dec. 31, 2003                0.32%         1.01%          4.50%          0.67%         0.74%          0.38%
For the year ended Dec. 31, 2004                0.96%         1.40%          1.24%          0.75%         0.65%          0.52%
-----------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001              (16.13%)      (13.04%)       (22.73%)       (12.50%)       (8.08%)       (24.18%)
For the year ended Dec. 31, 2002              (24.36%)      (22.50%)       (19.12%)       (25.97%)      (17.58%)       (11.59%)
For the year ended Dec. 31, 2003               22.03%        27.42%         34.55%         28.07%        24.00%         26.23%
For the year ended Dec. 31, 2004                8.11%        13.91%         12.47%          8.49%        10.79%         13.95%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
33  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

                                                                                                                        Put VT
                                             MFS New Dis,  MFS Research,  MFS Utilities,  Put VT Gro &  Put VT Intl    Intl New
                                               Init Cl       Init Cl        Init Cl        Inc, Cl IB    Eq, Cl IB    Opp, Cl IB
                                           ----------------------------------------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                $0.93         $0.71          $0.74          $0.90         $0.66          $0.43
At Dec. 31, 2002                                $0.63         $0.53          $0.56          $0.72         $0.54          $0.37
At Dec. 31, 2003                                $0.83         $0.66          $0.76          $0.91         $0.68          $0.49
At Dec. 31, 2004                                $0.88         $0.76          $0.98          $1.00         $0.79          $0.55
-----------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                   29            10             16             13            11             75
At Dec. 31, 2002                                   70            13             48             29            19             85
At Dec. 31, 2003                                   95            17             66             38            24             87
At Dec. 31, 2004                                  104            20             76             45            26             54
-----------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                  $27            $7            $12            $11            $7            $33
At Dec. 31, 2002                                  $44            $7            $27            $21           $10            $31
At Dec. 31, 2003                                  $79           $11            $50            $35           $16            $43
At Dec. 31, 2004                                  $91           $15            $75            $45           $21            $30
-----------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                   --            --          1.38%          0.58%         0.07%             --
For the year ended Dec. 31, 2002                   --         0.27%          2.30%          1.22%         0.72%          0.64%
For the year ended Dec. 31, 2003                   --         0.63%          2.15%          1.63%         0.74%          0.29%
For the year ended Dec. 31, 2004                   --         1.03%          1.39%          1.50%         1.45%          0.64%
-----------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2002                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                0.90%         0.90%          0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001               (5.10%)      (21.98%)       (24.49%)        (7.22%)      (21.43%)       (29.51%)
For the year ended Dec. 31, 2002              (32.26%)      (25.35%)       (24.32%)       (20.00%)      (18.18%)       (13.95%)
For the year ended Dec. 31, 2003               31.75%        24.53%         35.71%         26.39%        25.93%         32.43%
For the year ended Dec. 31, 2004                5.56%        14.81%         29.03%         10.11%        15.15%         12.33%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
34  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

                                                                             Royce          Royce        Wanger         Wanger
                                                                           Micro-Cap        Sm-Cap    Intl Sm Cap     U.S. Sm Co
                                                                        -----------------------------------------------------------
Accumulation unit value

At Dec. 31, 2001                                                             $1.52          $1.58         $0.51          $0.89
At Dec. 31, 2002                                                             $1.32          $1.35         $0.44          $0.73
At Dec. 31, 2003                                                             $1.94          $1.88         $0.64          $1.04
At Dec. 31, 2004                                                             $2.19          $2.33         $0.83          $1.22
-----------------------------------------------------------------------------------------------------------------------------------

Units (000s)

At Dec. 31, 2001                                                                 2              2            14              1
At Dec. 31, 2002                                                                13              6            20              7
At Dec. 31, 2003                                                                19              7            24             21
At Dec. 31, 2004                                                                25              9            23             32
-----------------------------------------------------------------------------------------------------------------------------------

Net assets (000s)

At Dec. 31, 2001                                                                $3             $3            $7             $1
At Dec. 31, 2002                                                               $17             $8            $9             $5
At Dec. 31, 2003                                                               $38            $13           $16            $22
At Dec. 31, 2004                                                               $55            $21           $19            $39
-----------------------------------------------------------------------------------------------------------------------------------

Investment income ratio(1)

For the year ended Dec. 31, 2001                                                --             --            --             --
For the year ended Dec. 31, 2002                                                --             --            --             --
For the year ended Dec. 31, 2003                                                --             --         0.27%             --
For the year ended Dec. 31, 2004                                                --             --         0.66%             --
-----------------------------------------------------------------------------------------------------------------------------------

Expense ratio(2)

For the year ended Dec. 31, 2001                                             0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2002                                             0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2003                                             0.90%          0.90%         0.90%          0.90%
For the year ended Dec. 31, 2004                                             0.90%          0.90%         0.90%          0.90%
-----------------------------------------------------------------------------------------------------------------------------------

Total return(3)

For the year ended Dec. 31, 2001                                            28.81%         20.61%       (21.54%)         9.88%
For the year ended Dec. 31, 2002                                           (13.16%)       (14.56%)      (13.73%)       (17.98%)
For the year ended Dec. 31, 2003                                            46.97%         39.26%        45.45%         42.47%
For the year ended Dec. 31, 2004                                            12.83%         23.83%        29.11%         17.27%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.These ratios are annualized for periods less than one year.

 (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

 (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

 (4)   Operations commenced on March 1, 2002.

--------------------------------------------------------------------------------
35  AMERICAN EXPRESS SIGNATURE VARIABLE UNIVERSAL LIFE - 2004 ANNUAL REPORT

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of American Enterprise Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of American Enterprise Life Insurance Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of American Enterprise Life Insurance Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Enterprise Life Insurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                   /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

--------------------------------------------------------------------------------
1

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS

December 31, (Thousands, except share data)                                                             2004          2003

ASSETS
Investments: (Note 2)
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2004, $6,257,483; 2003, $6,539,561)            $6,368,833    $6,644,721
   Preferred and common stocks, at fair value (cost: 2004, $6,000; 2003, $6,000)                        6,246         6,191
Mortgage loans on real estate, at cost (less reserves: 2004, $6,862; 2003, $7,362)                    420,899       534,812
Other investments                                                                                       2,150         6,069
----------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             6,798,128     7,191,793

Cash and cash equivalents                                                                              47,356         9,065
Amounts due from brokers                                                                                   71           161
Other accounts receivable                                                                               4,299         3,572
Accrued investment income                                                                              67,655        70,591
Deferred policy acquisition costs (Note 3)                                                            299,708       296,722
Deferred sales inducement costs (Note 4)                                                               49,822        49,244
Other assets                                                                                            3,530         6,335
Separate account assets                                                                             1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                 $9,149,189    $8,735,643
============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
   Fixed annuities                                                                                 $6,325,427    $6,645,315
   Variable annuity guarantees (Note 4)                                                                 5,505            --
Policy claims and other policyholders' funds                                                            4,150         3,100
Amounts due to brokers                                                                                  6,962        75,070
Deferred income taxes, net                                                                             34,984        11,618
Other liabilities                                                                                      41,826        68,701
Separate account liabilities                                                                        1,878,620     1,108,160
----------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             8,297,474     7,911,964
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value; 100,000 shares authorized, 20,000 shares issued and outstanding       3,000         3,000
   Additional paid-in capital                                                                         591,872       591,872
   Retained earnings                                                                                  199,175       177,545
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  62,082        60,078
      Net unrealized derivative losses                                                                 (4,414)       (8,816)
----------------------------------------------------------------------------------------------------------------------------
         Total accumulated other comprehensive income                                                  57,668        51,262
----------------------------------------------------------------------------------------------------------------------------
            Total stockholder's equity                                                                851,715       823,679
----------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $9,149,189    $8,735,643
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
2

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME

Years ended December 31, (Thousands)                                                     2004           2003          2002

REVENUES

Net investment income                                                                 $376,487       $372,194      $292,067
Contractholder charges                                                                  11,211          7,528         6,505
Mortality and expense risk and other fees                                               24,801         13,749        12,452
Net realized gain on investments                                                         5,193         25,105             3
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               417,692        418,576       311,027
----------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits for investment contracts                                       15,438          6,342         8,970
Interest credited on investment contracts                                              226,033        262,399       217,545
Amortization of deferred policy acquisition costs                                       60,836         38,392        44,228
Other insurance and operating expenses                                                  72,185         54,739        92,461
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                               374,492        361,872       363,204
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before income tax provision (benefit) and accounting change               43,200         56,704       (52,177)
Income tax provision (benefit)                                                          18,008         19,075       (18,487)
----------------------------------------------------------------------------------------------------------------------------
Income (loss) before accounting change                                                  25,192         37,629       (33,690)
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (3,562)            --            --
----------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                     $ 21,630       $ 37,629     $ (33,690)
============================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
3

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS

Years ended December 31, (Thousands)                                                     2004           2003          2002

CASH FLOWS FROM OPERATING ACTIVITIES

Net income (loss)                                                                    $  21,630    $    37,629   $   (33,690)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
   Change in other accounts receivable                                                    (727)        (1,988)          228
   Change in accrued investment income                                                   2,936        (14,143)      (11,026)
   Change in deferred policy acquisition costs, net                                     (5,027)       (60,608)      (60,120)
   Change in policy claims and other policyholder's funds                                1,050         (5,950)        6,764
   Deferred income tax provision (benefit)                                              21,835         15,420        (3,725)
   Change in other assets and liabilities, net                                         (18,785)       (16,338)       16,173
   Amortization of premium (accretion of discount), net                                 26,459         23,699           167
   Net realized gain on investments                                                     (5,193)       (25,105)           (3)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   3,562             --            --
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                               47,740        (47,384)      (85,232)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                               341,077      3,365,402     1,092,923
   Maturities, sinking fund payments and calls                                         400,057        875,785       500,348
   Purchases                                                                          (480,031)    (5,678,854)   (3,409,718)
Other investments:
   Sales, maturities, sinking fund payments and calls                                  126,676         72,281        64,988
   Purchases                                                                            (9,338)       (25,287)       (4,391)
   Change in amounts due to and from brokers, net                                      (68,018)      (910,172)      801,659
----------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                              310,423     (2,300,845)     (954,191)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activities related to investment contracts:
   Considerations received                                                             202,999      1,733,030     2,052,002
   Interest credited to account values                                                 226,033        262,399       217,545
   Surrenders and other benefits                                                      (748,904)      (756,827)     (621,646)
Capital contribution                                                                        --             --       250,000
----------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                             (319,872)     1,238,602     1,897,901
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                    38,291     (1,109,627)      858,478
Cash and cash equivalents at beginning of year                                           9,065      1,118,692       260,214
----------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  47,356    $     9,065   $ 1,118,692
============================================================================================================================
Supplemental disclosures:
   Income taxes (refunded) paid                                                      $  (6,812)   $     3,266   $    12,761
   Interest on borrowings                                                            $     378    $       373   $        --

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
4

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                    Accumulated Other
                                                                        Additional    Comprehensive                   Total
                                                            Capital      Paid-in     Income (Loss),   Retained    Stockholder's
For the three years ended December 31, 2004 (Thousands)      Stock       Capital       Net of Tax     Earnings       Equity
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                                 $3,000       $341,872      $ (8,649)      $173,606      $509,829
Comprehensive income:
   Net loss                                                    --             --            --        (33,690)      (33,690)
   Net unrealized holding gains on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of ($23,026)
      and income tax provision of ($51,599)                    --             --        95,827             --        95,827
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net loss,
      net of income tax provision of ($2,471)                  --             --        (4,589)            --        (4,589)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $4,542                                                --             --         8,436             --         8,436
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        65,984
Capital contribution                                           --        250,000            --             --       250,000
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                  3,000        591,872        91,025        139,916       825,813
Comprehensive income:
   Net income                                                  --             --            --         37,629        37,629
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of
      deferred policy acquisition costs of $10,104 and
      income tax benefit of $14,632                            --             --       (27,174)            --       (27,174)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in
      net income, net of income tax provision of ($9,157)      --             --       (17,006)            --       (17,006)
   Reclassification adjustment for losses on
      derivatives included in net income, net of
      income tax benefit of $2,378                             --             --         4,417             --         4,417
                                                                                                                    -------
   Total comprehensive loss                                    --             --            --             --        (2,134)
--------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                  3,000        591,872        51,262        177,545       823,679
Comprehensive income:
   Net income                                                  --             --            --         21,630        21,630
   Net unrealized holding losses on Available-for-Sale
      securities arising during the year, net of deferred
      policy acquisition costs of ($838), deferred sales
      inducement costs of ($2,325) and income tax
      provision of ($2,998)                                    --             --         5,569             --         5,569
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax provision of ($1,920)          --             --        (3,565)            --        (3,565)
   Reclassification adjustment for losses on derivatives
      included in net income, net of income tax benefit
      of $2,370                                                --             --         4,402             --         4,402
                                                                                                                    -------
   Total comprehensive income                                  --             --            --             --        28,036
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                 $3,000       $591,872      $ 57,668       $199,175      $851,715
================================================================================================================================

See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------
5

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes To Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company is a stock life insurance company organized under the laws of the State of Indiana. American Enterprise Life Insurance Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota Corporation. IDS Life is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. American Enterprise Life Insurance Company provides financial institution clients American Express branded financial products and wholesaling services to support its retail insurance and annuity operations. American Enterprise Life underwrites fixed and variable annuity contracts primarily through regional and national financial institutions and regional and/or independent broker-dealers, in all states except New York and New Hampshire. Effective in December 2004, American Enterprise Life Insurance Company received a Certificate of Authority to transact business in the State of New Hampshire. American Enterprise Life Insurance Company also owns American Enterprise REO 1, LLC which holds real estate investments. American Enterprise Life Insurance Company and its subsidiary are referred to collectively as "American Enterprise Life" in these Consolidated Financial Statements and notes thereto.

American Enterprise Life's principal products are deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Enterprise Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, American Enterprise Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on any increase in a broad-based stock market index.

Under American Enterprise Life's fixed and variable annuity products described above, the purchaser may choose among investment options that include American Enterprise Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Consolidated Financial Statements include the accounts of American Enterprise Life and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance as included in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

American Enterprise Life consolidates all entities, in which it holds a greater than 50 percent voting interest. Entities in which American Enterprise Life holds a greater than 20 percent but less than 50 percent voting interest are accounted for under the equity method. All other investments are accounted for under the cost method unless American Enterprise Life determines that it exercises significant influence over the entity by means other than voting rights, in which case, these entities are either accounted for under the equity method or are consolidated, as appropriate.

Qualifying Special Purpose Entities (QSPEs) under Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," are not consolidated. Such QSPEs include a securitization trust containing American Enterprise Life's collateralized debt obligations (CDOs) described in Note 2.

--------------------------------------------------------------------------------
6

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Revenues

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and other investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Contractholder charges

Contractholder charges include administrative charges and surrender charges on annuities and are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees and administration fees, which are generated directly and indirectly from American Enterprise Life's separate account assets. American Enterprise Life's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include significant issuer downgrade, default or bankruptcy. American Enterprise Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other than temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Enterprise Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Other investments

Other investments principally include real estate, which is carried at amortized costs, which approximates estimated fair values.

--------------------------------------------------------------------------------
7

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Cash and cash equivalents

American Enterprise Life has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. DAC for certain annuities are amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the products characteristics.

For American Enterprise Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality and morbidity levels, and policyholder behavior over periods extending well into the future. Projection periods used for American Enterprise Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual policyholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balance and an increase in DAC amortization expense while a decrease in amortization percentage will result in an increase in DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Enterprise Life receives fund administrative fees, mortality and expense risk fees, and minimum death benefit guarantee fees from the related accounts. American Enterprise Life's major source of revenue from variable annuities it sells are mortality and expense risk and other fees. In the fourth quarter of 2003, AEFC replaced IDS Life Insurance Company as the investment manager and assumed these duties for the mutual funds and retained IDS Life and its non-New York subsidiaries to provide underlying administrative services. Concurrent with the investment manager change, American Enterprise Life entered into an agreement with AEFC to receive fees for the services, other than investment management, that American Enterprise Life continues to provide the underlying proprietary mutual funds. American Enterprise Life's administrative service fees will vary with the market values of these proprietary mutual funds.

American Enterprise Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Enterprise Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Enterprise Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

--------------------------------------------------------------------------------
8

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Derivative financial instruments and hedging activities

SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, (SFAS 133) establishes accounting and reporting requirements for derivative financial instruments, including hedging activities. SFAS 133 requires that all derivatives are recognized on balance sheet at fair value as either assets or liabilities in American Enterprise Life's Consolidated Balance Sheets. The fair value of American Enterprise Life's derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. American Enterprise Life reports its derivative assets and liabilities in other assets and other liabilities, respectively. The accounting for the change in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. American Enterprise Life may, from time to time, have economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS 133.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) and guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death and GMIB benefits have been established under the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See "Application of Recent Accounting Standards" section below for further discussion regarding the impact of the adoption of SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.1% at December 31, 2004.

Income taxes

American Enterprise Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Enterprise Life provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1), raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Enterprise Life's consolidated financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

--------------------------------------------------------------------------------
9

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing deferred policy acquisition costs (DAC) and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced first quarter of 2004 results by $3.6 million ($5.5 million pretax). The cumulative effect of accounting change related to establishing additional liabilities for certain variable annuity guaranteed benefits ($3.4 million) and from considering these liabilities in valuing. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 which include the establishment of these additional liabilities were $7.6 million (of which $3.4 million was part of the adoption change discussed above) as compared to amounts expensed in 2003 and 2002 of $2.9 million and $6.4 million, respectively. American Enterprise Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Enterprise Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS 133. The adoption of this Statement did not have a material impact on American Enterprise Life's financial statements.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. FIN 46 was effective for American Enterprise Life as of December 31, 2003. FIN 46 does not impact the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," such as American Enterprise Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Enterprise Life's rated CDOs whose retained interest in the trust had a carrying value of $41.1 million at December 31, 2003, of which $30.3 million is considered investment grade. Additionally, there were no other impacts on the financial statements as of December 31, 2003.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). American Enterprise Life complied with the disclosure provisions of this rule in Note 1 to the Consolidated Financial Statements included in its Annual Report on Form 10-K for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporary impaired. However, with the issuance of FSP EITF 03-1-1, "Effective Date of Paragraphs 10-20 of EITF 03-1," on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than temporary impairments will be deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. American Enterprise Life will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

--------------------------------------------------------------------------------
10

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

2. INVESTMENTS

Available for Sale Investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                          December 31, 2004
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $2,719,323      $ 31,234       $(11,301)   $2,739,256
   Corporate debt securities                                           2,715,114        88,129         (9,854)    2,793,389
   Foreign corporate bonds and obligations                               638,653        22,603         (3,419)      657,837
   U.S. Government and agencies obligations                              102,245           310            (71)      102,484
   Structured investments(a)                                              47,968            --         (6,194)       41,774
   State and municipal obligations                                        30,239           302           (878)       29,663
   Foreign government bonds and obligations                                3,941           489             --         4,430
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,257,483       143,067        (31,717)    6,368,833
Preferred and common stocks                                                6,000           246             --         6,246
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,263,483      $143,313       $(31,717)   $6,375,079
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                          December 31, 2003
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Gross          Gross
                                                                                     Unrealized     Unrealized       Fair
(Thousands)                                                                Cost         Gains         Losses         Value
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Mortgage and other asset-backed securities                         $3,066,446      $ 37,207       $(22,106)   $3,081,547
   Corporate debt securities                                           2,731,449        98,784        (18,067)    2,812,166
   Foreign corporate bonds and obligations                               570,645        23,247         (6,055)      587,837
   U.S. Government and agencies obligations                               87,614           741            (19)       88,336
   Structured investments(a)                                              49,232            --         (8,106)       41,126
   State and municipal obligations                                        30,238           322         (1,062)       29,498
   Foreign government bonds and obligations                                3,937           274             --         4,211
----------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                 6,539,561       160,575        (55,415)    6,644,721
Preferred and common stocks                                                6,000           191             --         6,191
----------------------------------------------------------------------------------------------------------------------------
   Total                                                              $6,545,561      $160,766       $(55,415)   $6,650,912
----------------------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated CDOs.

The following table provides information about Available-for-Sale investments with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                                 Less than 12 months     12 months or more             Total
-----------------------------------------------------------------------------------------------------------------------------
                                                           Fair      Unrealized   Fair       Unrealized   Fair     Unrealized
Description of securities                                  Value       Losses     Value        Losses     Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
Mortgage and other asset-backed securities             $  963,075    $ (5,848)  $151,475    $ (5,453) $1,114,550   $(11,301)
Corporate debt securities                                 489,190      (3,892)   214,895      (5,962)    704,085     (9,854)
Foreign corporate bonds and obligations                   120,722      (1,157)   103,192      (2,262)    223,914     (3,419)
U.S. Government and agencies obligations                   71,002         (56)       533         (15)     71,535        (71)
Structured investments                                         --          --     41,774      (6,194)     41,774     (6,194)
State and municipal obligations                                --          --     22,126        (878)     22,126       (878)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                               $1,643,989    $(10,953)  $533,995    $(20,764) $2,177,984   $(31,717)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Enterprise Life considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
-------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value   Losses     Securities Fair Value   Losses      Securities Fair Value   Losses
-------------------------------------------------------------------------------------------------------------------------------
95% - 100%                176      $1,644      $(11)           58       $473       $(14)         234       $2,117      $(25)
90% - 95%                  --          --        --             1         19         (1)           1           19        (1)
80% - 90%                  --          --        --             2         42         (6)           2           42        (6)
Less than 80%              --          --        --            --         --         --           --           --        --
-------------------------------------------------------------------------------------------------------------------------------
   Total                  176      $1,644      $(11)           61       $534       $(21)         237       $2,178      $(32)
-------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which accounts for all of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category. With regard to this security, American Enterprise Life estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of American Enterprise Life's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. All of the unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 80-90% category primarily relates to a foreign government bond obligation for which American Enterprise Life expects that all contractual principal and interest will be received. The unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

American Enterprise Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Enterprise Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Enterprise Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

The following is a distribution of investments classified as Available-for-Sale by maturity at December 31, 2004:

                                                                                                    Amortized       Fair
(Thousands)                                                                                            Cost         Value
----------------------------------------------------------------------------------------------------------------------------
Due within 1 year                                                                                  $  161,971    $  165,007
Due after 1 through 5 years                                                                           866,473       893,440
Due after 5 through 10 years                                                                        2,289,375     2,356,475
Due after 10 years                                                                                    172,373       172,881
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    3,490,192     3,587,803
Mortgage and other asset-backed securities                                                          2,719,323     2,739,256
Structured investments                                                                                 47,968        41,774
Preferred and common stocks                                                                             6,000         6,246
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                              $6,263,483    $6,375,079
----------------------------------------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

--------------------------------------------------------------------------------
12

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 94 and 92 percent of American Enterprise Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $139.3 million and $132.6 million of securities at December 31, 2004 and 2003, which are rated by American Enterprise Life's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary, by rating on December 31, is as follows:

Rating                                                                                                    2004          2003
----------------------------------------------------------------------------------------------------------------------------
AAA                                                                                                        47%           50%
AA                                                                                                          2             2
A                                                                                                          19            18
BBB                                                                                                        24            23
Below investment grade                                                                                      8             7
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  100%          100%
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 63 percent and 92 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Sales                                                                                 $341,077     $3,365,402    $1,092,923
Maturities, sinking fund payments and calls                                           $400,057     $  875,785    $  500,348
Purchases                                                                             $480,031     $5,678,854    $3,409,718
----------------------------------------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for years ended December 31:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Gross realized gains from sales                                                        $ 9,464       $ 65,739      $ 38,205
Gross realized losses from sales                                                       $(3,980)      $(30,254)     $(17,579)
Other-than-temporary impairments                                                       $    --       $ (9,323)     $(14,558)
----------------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, American Enterprise Life's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. American Enterprise Life invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001 American Enterprise Life placed a majority of its rated CDO securities and related accrued interest (collectively referred to as transferred assets), having an aggregate book value of $53.6 million, into a securitization trust. In return, American Enterprise Life received $7.1 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46.5 million. As of December 31, 2004, the retained interests had a carrying value of $41.8 million, of which $31.0 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At December 31, 2004 and 2003, bonds carried at $4.2 million and $3.5 million, respectively, were on deposit with various states as required by law.

--------------------------------------------------------------------------------
13

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate loans

Mortgage loans are first mortgages on real estate. American Enterprise Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate loans at December
31:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                                        $427,761      $542,174
Mortgage loans on real estate reserves                                                                 (6,862)       (7,362)
----------------------------------------------------------------------------------------------------------------------------
Net mortgage loans                                                                                   $420,899      $534,812
----------------------------------------------------------------------------------------------------------------------------

At December 31, 2004 and 2003, American Enterprise Life's recorded investment in impaired mortgage loans on real estate was nil and $2.8 million, with a reserve of nil and $1.0 million, respectively. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $1.5 million and $6.6 million, respectively. American Enterprise Life recognized $0.1 million, $0.2 million and $0.3 million of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                                                               2004           2003          2002
-----------------------------------------------------------------------------------------------------------------------------
Balance, January 1                                                                     $ 7,362        $10,812       $ 5,067
Provision for mortgage loan losses                                                         661            281         6,079
Foreclosures, write-offs and other                                                      (1,161)        (3,731)         (334)
-----------------------------------------------------------------------------------------------------------------------------
Balance, December 31                                                                   $ 6,862        $ 7,362       $10,812
-----------------------------------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                                                             December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
Region                                                                      Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
East North Central                                                        $ 81,737        $ --          $ 99,371     $1,000
West North Central                                                          74,452          --            88,961         --
South Atlantic                                                              96,011         240           118,183         --
Middle Atlantic                                                             51,082          --            75,056         --
New England                                                                 16,483          --            25,229         --
Pacific                                                                     20,073          --            24,607         --
West South Central                                                          24,585          --            25,724         --
East South Central                                                          10,112          --            10,696         --
Mountain                                                                    53,226          --            74,347         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                                                            December 31, 2004           December 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
(Thousands)                                                              On Balance     Funding        On Balance   Funding
 Property type                                                              Sheet     Commitments         Sheet   Commitments
-----------------------------------------------------------------------------------------------------------------------------
Department/retail stores                                                  $ 94,284        $ --          $139,417     $   --
Apartments                                                                  89,977          --           113,746         --
Office buildings                                                           154,259         240           169,904      1,000
Industrial buildings                                                        48,087          --            60,275         --
Hotels/motels                                                               25,802          --            33,091         --
Medical buildings                                                           10,890          --            18,694         --
Nursing/retirement homes                                                        --          --             2,413         --
Mixed use                                                                    4,462          --             4,634         --
-----------------------------------------------------------------------------------------------------------------------------
                                                                           427,761         240           542,174      1,000
Less reserves for losses                                                    (6,862)         --            (7,362)        --
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                  $420,899        $240          $534,812     $1,000
-----------------------------------------------------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Income on fixed maturities                                                            $328,164       $321,420      $239,084
Income on mortgage loans on real estate                                                 36,329         42,482        47,697
Other investments                                                                       12,236         11,600         8,874
----------------------------------------------------------------------------------------------------------------------------
                                                                                       376,729        375,502       295,655
Less investment expenses                                                                   242          3,308         3,588
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                              $376,487       $372,194      $292,067
----------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                        $5,484        $26,162       $ 6,068
Mortgage loans on real estate                                                             (288)        (1,082)       (6,076)
Other investments                                                                           (3)            25            11
----------------------------------------------------------------------------------------------------------------------------
   Total                                                                                $5,193        $25,105        $    3
----------------------------------------------------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $296,722       $226,010      $188,915
SOP 03-1 adoption impact                                                                 1,204             --            --
Capitalization of expenses                                                              76,378         99,000       104,349
Amortization                                                                           (60,836)       (38,392)      (44,228)
Change in unrealized investment (losses) gains                                         (13,760)        10,104       (23,026)
----------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $299,708       $296,722      $226,010
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
15

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by American Enterprise Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Enterprise Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings; these are referred to as gain gross-up (GGU) benefits. In addition, American Enterprise Life offers contracts containing guaranteed minimum income benefit
(GMIB) provisions. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Enterprise Life has established additional liabilities for these variable annuity death and GMIB benefits under SOP 03-1. American Enterprise Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

In determining the additional liabilities for variable annuity death benefits and GMIB, American Enterprise Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Enterprise Life has established additional liabilities for death benefits and guaranteed minimum income benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB and GMIB by Benefit Type
(Dollar amounts in millions)                                                                                 2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium       Total Contract Value                           $1,205.8        $1,066.7
                                                          Contract Value in Separate Accounts            $  334.0        $  142.0
                                                          Net Amount at Risk*                            $    4.4        $    7.4
                                                          Weighted Average Attained Age                        64              66
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet        Total Contract Value                           $1,941.9        $1,467.7
                                                          Contract Value in Separate Accounts            $1,287.2        $  791.3
                                                          Net Amount at Risk*                            $   52.4        $   79.1
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                 Total Contract Value                           $  305.5        $  244.6
                                                          Contract Value in Separate Accounts            $  236.3        $  169.2
                                                          Net Amount at Risk*                            $   11.7        $   20.3
                                                          Weighted Average Attained Age                        64              62
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                          Total Contract Value                           $  103.3        $   77.1
                                                          Contract Value in Separate Accounts            $   66.0        $   38.7
                                                          Net Amount at Risk*                            $    3.8        $    1.1
                                                          Weighted Average Attained Age                        64              63
------------------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                       Total Contract Value                           $  579.5        $  349.9
                                                          Contract Value in Separate Accounts            $  497.6        $  263.0
                                                          Net Amount at Risk*                            $   11.9        $   23.0
                                                          Weighted Average Attained Age                        59              59
------------------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

------------------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                             GMDB & GGU           GMIB
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                      Liability balance at January 1                     $1.2            $2.2
                                                          Reported claims                                    $2.1             $--
                                                          Liability balance at December 31                   $2.5            $3.0
                                                          Incurred claims (reported + change in liability)   $3.4            $0.8
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Consolidated Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. American Enterprise Life capitalized $13.5 million and $21.9 million for the years ended December 31, 2004 and 2003, respectively. American Enterprise Life amortized $9.7 million and $7.2 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

American Enterprise Life qualifies as a life insurance company for federal income tax purposes. As such, American Enterprise Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) included in the Consolidated Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Federal income taxes
   Current                                                                            $ (2,895)       $ 3,371      $(15,096)
   Deferred                                                                             21,835         15,420        (3,725)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        18,940         18,791       (18,821)
State income taxes-current                                                                (932)           284           334
----------------------------------------------------------------------------------------------------------------------------
Income tax provision (benefit) before accounting change                                $18,008        $19,075      $(18,487)
----------------------------------------------------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to American Enterprise Life's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                       2004                    2003                   2002
----------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S. statutory rate                        $15,120    35.0%      $19,846      35.0%     $(18,262)    (35.0)%
Changes in taxes resulting from:
   Tax-preferred investments, including municipal bonds       (732)   (1.9)         (485)     (0.8)          (62)     (0.1)
   Tax-exempt element of dividend income
   State and local income taxes                               (605)   (1.6)          184       0.3           217       0.4
   All other                                                 4,225    11.2          (470)     (0.9)         (380)     (0.7)
----------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $18,008    42.7%      $19,075      33.6%     $(18,487)    (35.4)%
============================================================================================================================

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of American Enterprise Life's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                   $112,410      $ 64,080
   Other investments                                                                                      894        41,543
   Other                                                                                                5,630           412
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 118,934       106,035
----------------------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
   Deferred policy acquisition costs                                                                   86,547        90,050
   Deferred taxes related to net unrealized securities gains                                           36,682        27,603
   Other                                                                                               30,689            --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                                 153,918       117,653
----------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                           $ 34,984      $ 11,618
----------------------------------------------------------------------------------------------------------------------------

American Enterprise Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Enterprise Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
17

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Enterprise Life's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. American Enterprise Life's statutory unassigned deficit aggregated $69.0 million and $99.1 million as of December 31, 2004 and 2003, respectively; therefore, any dividend or distribution in 2005 would require approval of the Department of Insurance of the State of Indiana.

Statutory net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss)                                                           $ 47,380       $  6,483     $ (85,113)
Statutory capital and surplus                                                          525,885        495,816       493,339

7. RELATED PARTY TRANSACTIONS

American Enterprise has no employees. Charges by IDS Life for use of joint facilities, technology support, marketing services and other services aggregated $64.9 million, $56.3 million, and $44.5 million for 2004, 2003 and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to American Enterprise Life may not be reflective of expenses that would have been incurred by American Enterprise Life on a stand-alone basis.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Enterprise Life's variable annuity and variable life insurance contract owners in the fourth quarter of 2003, and, as discussed in "Separate account assets and liabilities" section of
Note 1 herein, AEFC receives management fees from these funds. American Enterprise Life continues to provide all fund management services, other than investment management, and has entered into an administrative services agreement with AEFC to be compensated for the services American Enterprise Life provides. For the years ended December 31, 2004 and 2003 American Enterprise Life received under this arrangement, $1.1 million and $0.1 million, respectively.

Included in other liabilities at December 31, 2004 and 2003 are $6.3 million and $2.4 million, respectively, payable to AEFC for federal income taxes.

8. LINES OF CREDIT

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under these line of credit arrangements at December 31, 2004 and 2003.

9. DERIVATIVES FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

American Enterprise Life maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. American Enterprise Life does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. American Enterprise Life currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

From time to time American Enterprise Life enters into interest rate swaps, floors and caps to manage American Enterprise Life's interest rate risk. Specifically, American Enterprise Life uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($17.6 million) and ($42.7 million) at December 31, 2004 and 2003, respectively, and are included in other liabilities on the Consolidated Balance Sheets. The interest rate floors had carrying amounts of $1.7 million and $6.1 million at December 31, 2004 and 2003, respectively, and are included in other assets on the Consolidated Balance Sheets. American Enterprise Life incurred ($18.2 million) and ($11.6 million) in derivative losses in 2004 and 2003, respectively, which are included in other insurance and operating expenses on the Consolidated Statements of Income. The decrease in derivative losses in 2004 is primarily due to the impact that increasing interest rates had on the market value of American Enterprise Life's interest rate swaps. The derivatives expire at various dates through 2006.

--------------------------------------------------------------------------------
18

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, deferred policy acquisition costs and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Enterprise Life, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                  2004                       2003
----------------------------------------------------------------------------------------------------------------------------
                                                                           Carrying       Fair       Carrying        Fair
(Thousands)                                                                  Value       Value         Value        Value
----------------------------------------------------------------------------------------------------------------------------
Financial Assets
Available-for-Sale and other investments                                 $6,377,229   $6,377,229    $6,656,981   $6,656,981
Mortgage loans on real estate, net                                       $  420,899   $  456,174    $  534,812   $  585,295
Separate account assets                                                  $1,878,620   $1,878,620    $1,108,160   $1,108,160
Other financial assets                                                   $  122,911   $  122,911    $   89,724   $   89,724

Financial Liabilities
Fixed annuities                                                          $6,302,362   $6,112,324    $6,623,247   $6,385,595
Separate account liabilities                                             $1,877,294   $1,809,392    $1,107,211   $1,064,419
Other financial liabilities                                              $   48,788   $   48,788    $  143,771   $  143,771
----------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial Assets

Generally, investments are carried at fair value on the consolidated balance sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the consolidated balance sheets.

Other financial assets for which carrying values approximate fair values, include cash and cash equivalents, other accounts receivable and accrued interest, derivative financial instruments and certain other assets. The carrying values approximate fair value due to the short term nature of these investments.

Financial Liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $23.1 million and $22.1 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $1.3 million and $0.9 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

Other financial liabilities for which carrying values approximate fair values include derivative financial instruments and certain other liabilities. The carrying value approximates fair value due to the short-term nature of these instruments.

--------------------------------------------------------------------------------
19

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. American Enterprise Life Insurance Company has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

At December 31, 2004 and 2003, American Enterprise Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The IRS routinely examines American Enterprise Life's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the examinations of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Enterprise Life's consolidated financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of the AEFC's unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed American Enterprise Life's financial strength rating of "A+" under review with negative implications, Moody's affirmed American Enterprise Life's financial strength rating at "Aa3" and Fitch lowered American Enterprise Life's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for American Enterprise Life. In connection with the spin-off, American Express Company intends to provide additional capital to American Enterprise Life to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
20

[AMERICAN EXPRESS logo]

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

S-6482 H (4/05)